FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) Integer	Dec. 31, 2017 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	$ 9,625	$ 3,252
Warrant liability	$ 1,579	$ 2,009
Credit Risk [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Concentration of credit risk, counterparties accounted for trade accounts receivable | Integer	6	6
Long-term investments [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Long-term investments – warrants	$ 1,114
Fair value of warrants	398
Warrant received	716
Warrant liability	$ 520
Price Risk [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Asset and liability exposure, description	Based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $470 (December 31, 2018 - $419).
Impact on net earning (loss)	$ 470	$ 419
Price Risk [Member] | Long-term investments [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Asset and liability exposure, description	A 10% change in market prices would not have a material impact on the Company’s operations.
Price Risk [Member] | Long-term investments One [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Asset and liability exposure, description	A 10% change in market prices would have an impact on net earnings (loss) of approximately $467 (2018 - $1, 2017 - $3).
Impact on net earning (loss)	$ 467	1	$ 3
Foreign Currency Risk [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Asset and liability exposure, description	A 10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings (loss) for the year ended December 31, 2019, by approximately $465 (December 31, 2018 - $452).
Impact on net earning (loss)	$ 465	$ 452
Liquidity risk [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	9,625
Working capital	$ 13,106
Interest Rate Risk [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Asset and liability exposure, description		A 10% change in the interest rate would not a result in a material impact on the Company’s operations.